Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2025
Basic EPS
Schedule of earnings per share

The computation of earnings per share for the three and nine months ended September 30, 2025 are (in thousands, except per share and footnote amounts):

	FOR THE THREE MONTHS ENDED SEPTEMBER 30,		FOR THE NINE MONTHS ENDED SEPTEMBER 30,
	2025	2024	2025	2024
Basic EPS
Numerator
Net income	$38,362	$36,878	$150,234	$101,937
Less: Earnings allocated to participating securities	3,798	—	14,878	—
Net income available to common stockholders	34,564	36,878	135,356	101,937

Denominator
Weighted average shares outstanding(1)	58,279	—	20,493	—
Basic EPS	$0.59	$—	$6.60	$—

Diluted EPS
Numerator
Net income available to common stockholders	$34,564	$36,878	$135,356	$101,937
Reallocation of earnings from participating securities	—	—	—	—
Net income available to common stockholders for diluted EPS	$34,564	$36,878	$135,356	$101,937

Denominator
Weighted average shares outstanding(1)	58,279	—	20,493	—
Weighted average effect of dilutive securities:
Options(2)	—	—	—	—
Nonvested restricted stock	—	—	—	—
Number of shares used for diluted EPS computation	58,279	—	20,493	—
Diluted EPS	$0.59	$—	$6.60	$—

(1)	Weighted average common shares outstanding used in the computation of basic and diluted EPS for the nine-months ended September 30, 2025 is determined using the period from June 27, 2025, the date of the IPO, through September 30, 2025.
(2)	Options outstanding of 460,803 at September 30, 2025 were determined to be antidilutive and excluded from the dilutive EPS computation.